                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06-30-2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0704

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     8-14-2007
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 12
 Form 13F Information Table Value Total: $607,290
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                              as of June 30, 2007

COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4 COLUMN 5    COLUMN 6  COLUMN 7     COLUMN 8
--------            --------- --------- -------- ---------- ---------- -------- ----------------
                    TITLE OF             VALUE   SHARES OR  INVESTMENT  OTHER
NAME OF ISSUER       CLASS     CUSIP    (x$1000) PRIN AMT   DISCRETION MANAGERS VOTING AUTHORITY
--------------      --------- --------- -------- ---------- ---------- -------- ----------------
                                                                                SOLE SHARED NONE
                                                                                ---- ------ ----
ATLAS AIR WORLDWIDE
  HLDG.............  COM NEW  049164205 $  5,894    100,000    SOLE       0            0     0
DELTA AIR LINES INC  COM NEW  247361702 $ 33,234  1,686,987    SOLE       0            0     0
GASTAR EXPL LTD....    COM    367299104 $  6,739  3,287,188    SOLE       0            0     0
HORIZON OFFSHORE
INC................  COM NEW  44043J204 $  5,760    300,000    SOLE       0            0     0
HUNTSMAN CORP......    COM    447011107 $ 18,444    758,700    SOLE       0            0     0
LINN ENERGY LLC.... UNIT LTD
                      LIAB    536020100 $ 19,648    597,015    SOLE       0            0     0
MUELLER WTR PRODS
  INC.............. COM SER B 624758207 $ 23,250  1,550,000    SOLE       0            0     0
NORTHWEST AIRLINES
  CORP.............    COM    667280408 $238,691 10,751,875    SOLE       0            0     0
OWENS CORNING......    COM    690742101 $204,483  6,080,393    SOLE       0            0     0
PORTLAND GEN ELEC
  CO...............  COM NEW  736508847 $ 38,513  1,403,525    SOLE       0            0     0
U S G CORP.........  COM NEW  903293405 $  4,904    100,000    SOLE       0            0     0
WHEELING PITTSBURG
  CORP.............  COM NEW  963142302 $  7,730    406,232    SOLE       0            0     0
                                        --------
                                        $607,290
                                        ========